SHAREHOLDERS' EQUITY (Details 2) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Exercise Price Warrants Outstanding, Lower Range Limit	$ 0.30
Exercise Price Warrants Outstanding, Upper Range Limit	$ 0.50
Warrants Exercisable	500,000
Weighted Average Remaining Contractual Life	8 months 9 days
Aggregate Intrinsic Value	$ 32,500
Exercise price of warrant	$ .30